Investment Objectives and Goals	Jul. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MUFG Japan Small Cap Active ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the MUFG Japan Small Cap Active ETF (the “Fund”) is to seek long-term capital appreciation.